Average Annual Total Returns{- Fidelity Investment Grade Bond Fund} - 08.31 Fidelity Investment Grade Bond Fund AMCIZ PRO-15 - Fidelity Investment Grade Bond Fund	Fidelity Advisor Investment Grade Bond Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Investment Grade Bond Fund: Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	(5.14%)	3.18%	2.80%	(5.64%)	2.13%	1.81%	(3.04%)	1.99%	1.71%	(5.13%)	3.19%	2.79%	(2.92%)	3.22%	2.59%	(0.93%)	4.32%	3.50%	(0.80%)		6.09%	[1]	Oct. 02, 2018	(1.54%)	3.57%	2.90%

[1]	(a)Since inception October 2, 2018.